Equity - Schedule of Ordinary Shares (Details) - shares		Dec. 31, 2025	Dec. 31, 2024
Schedule of Ordinary Shares [Line Items]
No. of Shares		18,900,000
Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
No. of Shares	[1]	12,500,000	12,500,000
Class A Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
No. of Shares	[1]	6,400,000	0
LIANKEN ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Type of shares		Class B Ordinary Shares
No. of Shares		4,376,625
TIANHUA ENTERPRISE LIMITED | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Type of shares		Class B Ordinary Shares
No. of Shares		3,723,750
XINGCAN ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Type of shares		Class B Ordinary Shares
No. of Shares		2,255,000
WEIBO ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Type of shares		Class B Ordinary Shares
No. of Shares		1,394,625
KERUI ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Type of shares		Class B Ordinary Shares
No. of Shares		750,000
Public shareholders and employees [Member] | Class A Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Type of shares		Class A Ordinary Shares
No. of Shares		6,400,000

[1]	The share amounts are presented on a retrospective basis.